Balance Sheet Details - Current Assets and Current Liabilities (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Inventory purchased not invoiced		$ 210	$ 7
Professional fees		168	56
Payroll and benefits		96	117
Accrued warranty reserve		43	54
Accrued clinical expenses		17	16
Contract liabilities		15	15
Taxes payable		6	54
Deferred rent			131
Other		53	25
Total Accrued expenses	$ 4,052	$ 608	$ 475